Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Major Components Of Tax Expense Income [Abstract]
Summary of Reconciliation of Income Taxes at Canadian Statutory Rates with Reported Taxes

A reconciliation of income taxes at Canadian statutory rates with reported taxes is as follows:

	For the year ended December 31	For the fifteen months ended December 31,
	2017 $	2016 $
Loss for the period	(33,250)	(27,724)
Expected income tax recovery	(8,645)	(7,208)
Items not deductible for income tax purposes	3,612	1,010
Loss of sale of 50% interest in Minera Exar	-	3,278
Effect of change in deferred income tax rate	3,964	-
Effect of lower (higher) tax rate in foreign jurisdiction	(25)	(647)
Change in unrecognized deferred tax assets and other	1,094	3,567
Deferred income tax (expense)/recovery	-	-

Summary of Significant Components of Company's Unrecognized Deferred Tax Assets

The significant components of the Company's unrecognized deferred tax assets are as follows:

	December 31, 2017 $	December 31, 2016 $
Tax loss carryforwards	14,359	12,634
Exploration and evaluation assets	124	1,350
Financing costs	573	424
Capital assets	238	607
Other	564	94
Unrecognized deferred tax assets	15,858	15,108